The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 49.0%
	CORPORATE — 11.1%
200,037	Franklin Liberty Senior Loan ETF	$4,629,396
129,206	iShares Inflation Hedged Corporate Bond ETF	3,354,188
26,715	iShares JP Morgan EM Corporate Bond ETF	1,144,203
330,889	SPDR Portfolio High Yield Bond ETF	7,428,458
		16,556,245
	EMERGING MARKETS — 3.5%
7,205	Columbia EM Core ex-China ETF	182,286
104,885	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,719,668
37,912	Vanguard Emerging Markets Government Bond ETF	2,324,006
		5,225,960
	GLOBAL — 2.1%
11,411	iShares Global 100 ETF	731,103
55,959	LibertyQ Global Dividend ETF	1,777,817
8,393	Vanguard Total World Stock ETF	716,259
		3,225,179
	INTERNATIONAL — 6.6%
17,725	Cambria Foreign Shareholder Yield ETF	412,284
44,699	Schwab Fundamental International Large Co. Index ETF	1,265,429
36,230	Schwab International Small-Cap Equity ETF	1,131,463
66,766	SPDR Portfolio Developed World ex-US ETF	1,925,531
9,020	Vanguard FTSE All World ex-US Small-Cap ETF	930,954
65,803	Vanguard FTSE Developed Markets ETF	2,684,762
46,501	WisdomTree Global ex-US Quality Dividend Growth Fund	1,473,617
		9,824,040
	LARGE-CAP — 15.8%
2,684	Invesco QQQ Trust Series 1	752,272
12,770	Invesco Russell 1000 Equal Weight ETF	501,222
49,560	Invesco S&P 500 GARP ETF	3,944,976
34,867	Schwab Fundamental U.S. Large Co. Index ETF	1,774,730
100,650	Schwab U.S. Dividend Equity ETF	7,209,559
68,212	Schwab U.S. Large-Cap Growth ETF	3,955,614
28,955	SPDR Russell 1000 Yield Focus ETF	2,580,470
22,410	Vanguard Value ETF	2,955,431
		23,674,274
	MID-CAP — 3.5%
1,963	Invesco S&P MidCap Momentum ET	139,648
53,995	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	4,357,937
4,556	Vanguard Mid-Cap Growth ETF	799,031
		5,296,616

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 3.7%
126,419	abrdn Silver ETF Trust*	$2,461,378
87,874	iShares Gold Trust*	3,014,957
		5,476,335
	SMALL-CAP — 2.0%
14,206	Dimensional U.S. Small Cap ETF	681,888
24,231	JPMorgan Diversified Return U.S. Small Cap Equity ETF	906,724
9,028	Vanguard Small-Cap Value ETF	1,352,575
		2,941,187
	THEMATIC — 0.7%
48,413	Global X U.S. Infrastructure Development ETF	1,102,364
	Total Exchange-Traded Funds
	(Cost $82,663,186)	73,322,200
	EXCHANGE-TRADED NOTES — 1.6%
	INDUSTRIAL METALS — 1.6%
129,965	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	2,405,262
	Total Exchange-Traded Notes
	(Cost $3,047,529)	2,405,262
	MUTUAL FUNDS — 47.9%
	AGGREGATE BOND — 6.2%
86,476	Allspring Core Plus Bond Fund - Class R6	1,003,985
203,457	Bond Fund of America - Class F-3	2,412,997
—[2]	Columbia Bond Fund - Class I3	—[3]
316,842	Lord Abbett Income Fund - Class F	788,937
137,287	Vanguard Core Bond Fund, Admiral Shares	2,572,755
189,732	Virtus Core Plus Bond - Class R61	2,567,074
		9,345,748
	AGGREGATE BOND INTERMEDIATE — 1.7%
273,588	TIAA-CREF Core Plus Bond Fund - Class Institutional	2,552,573
	BANK LOANS — 8.4%
444,413	Credit Suisse Floating Rate High Income Fund - Class I	2,746,473
591,242	Fidelity Advisor Floating Rate High Income Fund	5,244,313
509,785	T Rowe Price Institutional Floating Rate Fund - Institutional Class	4,628,849
		12,619,635
	BLEND LARGE CAP — 4.8%
119,535	DFA U.S. Large Co. Portfolio - Class Institutional	3,219,078
12,488	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	364,778
62,639	Schwab S&P 500 Index Fund - Class Select	3,656,874
		7,240,730

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 2.1%
40,935	Fidelity Emerging Markets Index Fund - Class Institutional Premium	$410,582
40,759	New World Fund, Inc. - Class F-3	2,679,911
		3,090,493
	EMERGING MARKETS BOND — 0.7%
52,143	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,105,956
	FOREIGN AGGREGATE BOND — 6.1%
—[2]	Delaware Diversified Income Fund - Class R6	—[3]
540,362	DFA Short Duration Real Return Portfolio - Class Institutional	5,544,116
352,634	Dodge & Cox Global Bond Fund - Class I	3,568,658
		9,112,774
	FOREIGN BLEND — 0.3%
20,113	Rainier International Discovery Series - Class Z	432,630
	FOREIGN VALUE — 1.2%
107,718	DFA International Value Portfolio - Class Institutional	1,824,750
	GROWTH BROAD MARKET — 0.9%
27,543	New Perspective Fund - Class R-6	1,335,550
	GROWTH LARGE CAP — 2.7%
96,810	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,026,317
	GROWTH SMALL CAP — 0.7%
3,267	Hood River Small-Cap Growth Fund - Class Retirement	147,929
9,979	Vanguard Explorer Fund, Admiral Shares	876,960
		1,024,889
	HIGH YIELD BOND — 4.1%
189,753	AB High Yield Portfolio - Class Advisor	1,571,151
50,700	American High-Income Trust - Class F-3	4,562,996
		6,134,147
	INFLATION PROTECTED — 4.6%
93,028	Allspring Real Return Fund - Class R6	933,074
504,221	Lord Abbett Inflation Focused Fund - Class F	5,954,854
		6,887,928
	VALUE LARGE CAP — 2.7%
53,779	Vanguard Windsor Fund, Admiral Shares	3,960,858

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.7%
40,224	DFA U.S. Targeted Value Portfolio - Class Institutional	$1,051,052
	Total Mutual Funds
	(Cost $78,369,580)	71,746,030
	MONEY MARKET FUNDS — 1.6%
2,428,844	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[4]	2,428,844
	Money Market Funds
	(Cost $2,428,844)	2,428,844
	TOTAL INVESTMENTS — 100.1%
	(Cost $166,509,139)	149,902,336
	Liabilities in Excess of Other Assets — (0.1)%	(141,797)
	TOTAL NET ASSETS — 100.0%	$149,760,539

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Amount represents less than $0.50.
[4]Effective 7 day yield as of June 30, 2022.